Document and Entity Information	Sep. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 15, 2024
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Entity Incorporation State Country Code	DE
Entity File Number	1-10585
Entity Tax Identification Number	13-4996950
Entity Address Address Line 1	500 Charles Ewing Boulevard
Entity Address City Or Town	Ewing
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08628
City Area Code	609
Local Phone Number	806-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	CHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(c) Church & Dwight Co., Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on September 16, 2024, which reported the retirement of Matthew T. Farrell as President and Chief Executive Officer (“CEO”) of the Company and the appointment of Richard Dierker, Executive Vice President, Chief Financial Officer and Head of Business Operations, as President and CEO of the Company, which will now be effective as of April 2, 2025. Mr. Farrell will remain as Chairman of the Board of Directors of the Company (the “Board”) for a transition period following his retirement as President and CEO. On January 28, 2025, the Compensation & Human Capital Committee (the “Compensation Committee”) of the Board approved the compensation of Mr. Dierker in his new role. On January 29, 2025, the Board, upon the recommendation of the Governance, Nominating & Corporate Responsibility Committee of the Board and in consultation with the Compensation Committee, approved the compensation of Mr. Farrell in his new role.
Entity Central Index Key	0000313927